2. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross Value of property plant and equipment		$ 2,327	$ 2,220
Less: accumulated depreciation and amortization		(1,407)	(946)
Total property and equipment, net	804	920	1,274
Equipment
Gross Value of property plant and equipment		1,277	1,196
Software
Gross Value of property plant and equipment		737	730
Furniture and fixtures
Gross Value of property plant and equipment		124	124
Leasehold improvements
Gross Value of property plant and equipment		$ 189	$ 170